SA Columbia Focused Value Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.37%	8.68%	8.49%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent	12.77%	9.59%	9.43%
Class 2
Prospectus [Line Items]
Average Annual Return, Percent	12.55%	9.43%	9.27%
Class 3
Prospectus [Line Items]
Average Annual Return, Percent	12.49%	9.32%	9.16%